Stock-Based Compensation	12 Months Ended
Aug. 31, 2015
Stock-Based Compensation [Abstract]
Stock-Based Compensation

(7) Stock-Based Compensation

Equity Plans

The Company has established three equity plans: the Ceres, Inc. 2000 Stock Option/Stock Issuance Plan (2000 Plan), the Ceres, Inc. 2010 Stock Option/Stock Issuance Plan (2010 Plan) and the Amended and Restated Ceres, Inc. 2011 Equity Incentive Plan (2011 Plan, and collectively with the 2000 Plan and the 2010 Plan, the Equity Plans). The Equity Plans provide for grants of Incentive Stock Options (ISOs) to employees and Nonqualified Stock Options (NSOs), stock and restricted stock to employees, directors, and consultants. In addition, the 2011 Plan provides for the grant of other equity based awards such as restricted stock units, stock appreciation rights and deferred stock to employees, directors and consultants. The option term, as determined by the Company's Board of Directors, may not exceed ten years. Vesting, also determined by the Company's Board of Directors, generally occurs ratably over four to five years. ISOs and NSOs may be granted at a price per share of not less than the fair market value at the date of grant.

The total number of shares reserved for issuance under the Equity Plans is 844,374. At the Company's 2013 Annual Meeting of Stockholders, the stockholders approved the amendment and restatement of the Ceres, Inc. 2011 Equity Incentive Plan, which increased the maximum aggregate number of shares that may be issued under the plan by 187,500,000 shares and prohibits the re-pricing of stock options without stockholder approval. As of August 31, 2015, the Company had 135,456 shares available under the 2011 Plan for future grant. The Company does not intend to make further grants under the 2000 Plan or the 2010 Plan.

Stock Option Valuation and Compensation

The Company uses a Black Scholes option pricing model to determine the fair value of stock options. The weighted average grant date fair value of stock option awards was $3.04 and $7.28 per option share for 2015 and 2014, respectively.

The weighted average grant date estimated fair value of the Company's common stock was $3.76 and $10.24 per share for 2015 and 2014, respectively.

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	Year ended
	August 31,
	2015	2014
Expected term (in years)	5.50-6.08	5.50-6.08
Expected volatility	79%-83%	83%-87%
Risk free interest rate	1.66%-2.06%	1.62%-2.04%
Expected dividend yield	0%	0%

Expected Term — Because of limited employee share option exercises, the Company uses a simplified method in which the expected term of an award is presumed to be mid-point between the vesting date and the expiration date of the award. The expected term for all employee option grants is an average of 3.06 years.

Expected Volatility — The Company estimates the volatility of its common stock by using the historical volatility of a group of comparable companies over the option's expected term. The decision to use historical volatility of comparable companies was based upon the fact there is limited history of trading activity of the Company's common stock.

Risk-Free Interest Rate — The Company bases the risk-free interest rate used in the option valuation model on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.

Expected Dividend Yield — The Company does not anticipate paying any cash dividends in the foreseeable future.

Stock-based compensation expense included in operating expenses is as follows:

	Year ended
	August 31,
	2015	2014
Stock-based compensation costs for employee stock options	$2,270	$3,074
Fair value changes of collaboration warrants	(5)	(6)
Total stock-based compensation costs included in operating expenses	$2,265	$3,068

Stock Option Activity

The following summarizes the stock option transactions under the Equity Plans during the periods presented:

		Weighted
		Average
	Shares	Exercise Price
Options outstanding at August 31, 2013	348,830	$59.92
Options granted	98,004	10.16
Options forfeited	(50,330)	67.60
Options outstanding at August 31, 2014	396,504	46.62
Options granted	41,738	3.75
Options forfeited	(28,479)	23.41
Options outstanding at August 31, 2015	409,763	$43.87

The following table summarizes information about stock options outstanding and exercisable at August 31, 2015:

			Weighted-			Weighted-
		Remaining	Average	Number	Remaining	Average
Range of	Number	Contractual	Exercise	Vested and	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price

$1.96 - $5.06	36,004	9.52	$4.00	187	8.76	$5.06
$7.26 - $15.60	137,803	5.26	$12.24	134,754	5.19	$12.30
$26.24 - $32.40	56,831	3.50	$29.53	50,326	2.95	$29.83
$45.68 - $61.60	103,286	3.67	$54.93	102,719	3.65	$54.91
$96.80 - $137.28	75,839	6.26	$113.77	58,178	6.24	$114.68
	409,763			346,164

No tax benefits were recorded on compensation costs recognized during the years ended August 31, 2015 and 2014. As of August 31, 2015 and 2014, there were $1,159 and $2,993 of total unrecognized compensation cost related to stock options respectively. That cost is expected to be recognized over a weighted average 1.46 years. The Company's policy is to issue new shares for options exercised.

Restricted Stock Activity

The following summarizes the restricted stock transactions under the Equity Plans for the periods presented:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Restricted stock outstanding and unvested at August 31, 2013	36,311	$44.40
Restricted stock granted	41,032	$10.48
Restricted stock vested	(32,877)	$16.96
Restricted stock forfeited	(6,648)	$38.00
Restricted stock outstanding and unvested at August 31, 2014	37,818	$32.58
Restricted stock granted	9,125	$4.20
Restricted stock vested	(8,690)	$36.63
Restricted stock forfeited	(1,011)	$12.77
Restricted stock outstanding and unvested at August 31, 2015	37,242	$25.17

As of August 31, 2015, there was $91 of total unrecognized compensation cost related to restricted stock awards. That cost is expected to be recognized over a weighted average of 1.07 years.

Stock Activity

During the fiscal year 2014, the Company granted 2,288 shares of common stock under the 2011 Plan with a fair market value of $7.28 per share. The Company recorded $16.7 of expense related to this stock grant.